Royalty Interests	12 Months Ended
Dec. 31, 2025
Royalty And Other Property Interests [Abstract]
Royalty Interests
Note 8 - Royalty Interests
As at and for the year ended December 31, 2025:

	Cost					Accumulated Depletion
	Opening	Additions	EMX Acquisition (Note 4)	Disposals/Impairment	Ending	Opening	Depletion	Disposals/Impairment	Ending	Carrying Amount
Royalty Interests
Ballarat, Australia	$9,896	$-	$-	$-	$9,896	$1,628	$1,439	$-	$3,067	$6,829
Balya, Türkiye	-	-	24,808	-	24,808	-	258	-	258	24,550
Bonikro, Cote d'Ivoire	31,800	-	-	-	31,800	3,271	3,923	-	7,194	24,606
Cactus, U.S.A	9,918	-	-	(1,996)	7,922	-	-	-	-	7,922
Caserones, Chile*	-	132,496	-	-	132,496	-	1,079	-	1,079	131,417
Chapi, Peru	-	-	19,036	-	19,036	-	-	-	-	19,036
Diablillos, Argentina	-	-	30,580	-	30,580	-	-	-	-	30,580
Dugbe, Liberia	-	16,505	-	-	16,505	-	-	-	-	16,505
Gediktepe, Türkiye	-	-	24,909	-	24,909	-	216	-	216	24,693
Karlawinda, Australia	37,166	-	-	-	37,166	8,999	2,279	-	11,278	25,888
Korali-Sud, Mali	11,196	-	-	-	11,196	-	5,126	-	5,126	6,070
Laverton, Australia	16,071	48,192	-	-	64,263	-	-	-	-	64,263
Leeville, U.S.A.	-	-	48,806	-	48,806	-	904	-	904	47,902
Timok, Serbia	-	-	187,833	-	187,833	-	524	-	524	187,309
Vittangi, Sweden	-	-	34,124	-	34,124	-	-	-	-	34,124
Wahgnion, Burkina Faso	12,379	-	-	-	12,379	6,227	-	-	6,227	6,152
Yenipazar, Türkiye	-	-	38,073	-	38,073	-	-	-	-	38,073
Other Producing Royalties	3,588	4,000	4,050	-	11,638	1,047	586	-	1,633	10,005
Other Royalty Assets	24,878	-	77,918	-	102,796	-	-	-	-	102,796
Total	$156,892	$201,193	$490,137	$(1,996)	$846,226	$21,172	$16,334	$-	$37,506	$808,720

*Effective November 13, 2025, the Company began consolidating its proportionate share of the Caserones royalty held by SLM California and transferred in the balance from Equity Interest in SLM California into Royalty Interests in the amount of $132,496 (Note 9).
Note 8 - Royalty Interests (continued)
As at and for the year ended December 31, 2024:

	Cost				Accumulated Depletion
	Opening	Additions	Disposals/Impairment	Ending	Opening	Depletion	Disposals/Impairment	Ending	Carrying Amount
Royalty Interests
Ballarat, Australia	$5,841	$4,055	$-	$9,896	$1,006	$622	$-	$1,628	$8,268
Bonikro, Cote d'Ivoire	12,405	19,395	-	31,800	947	2,324	-	3,271	28,529
Cactus, U.S.A	9,918	-	-	9,918	-	-	-	-	9,918
Korali-Sud, Mali	11,196	-	-	11,196	-	-	-	-	11,196
Karlawinda, Australia	37,166	-	-	37,166	6,597	2,402	-	8,999	28,167
Laverton, Australia	16,071	-	-	16,071	-	-	-	-	16,071
Wahgnion, Burkina Faso	12,379	-	-	12,379	4,773	1,454	-	6,227	6,152
Other Producing Assets	6,332	870	(3,614)	3,588	3,809	416	(3,178)	1,047	2,541
Other Royalty Assets	16,010	8,868	-	24,878	-	-	-	-	24,878
Total	$127,318	$33,188	$(3,614)	$156,892	$17,132	$7,218	$(3,178)	$21,172	$135,720
Caserones
Sociedad Legal Minera California Una de la Sierra Peña Negra (“SLM California”) holds a 1.944% Net Smelter Return (“NSR”) royalty interest in the Caserones mine, a large-scale open-pit copper-molybdenum operation located in Chile. The Company's interest in SLM California is 67.08% resulting in an effective 1.304% NSR royalty on Caserones. Of the Company's 67.08% interest in SLM California, 42.72% was acquired through the acquisition of EMX (Note 4), resulting in an additional 0.831% NSR royalty on Caserones acquired during the year ended December 31, 2025.
Effective November 13, 2025, following an amendment to the SLM California shareholder agreement, the Company reassessed the classification of its interest in SLM California and determined that the arrangement constituted a joint operation under IFRS 11 Joint Arrangements. Consequently, the Company discontinued equity accounting under IAS 28 Investments in Associates and Joint Ventures and began recognizing its proportionate share of the assets and liabilities of SLM California, including its direct interest in the underlying Caserones royalty interest from the effective date onwards (Note 9).
Korali-Sud
The Korali-Sud gold royalty commenced generating revenue from Q1 2025. The Company holds a 3% NSR royalty on the first 226,000 ounces of gold produced at the Diba deposit, and an uncapped 2% NSR thereafter. In addition to the royalty income, the agreement includes a series of production-based milestone payments. A $2.0 million milestone payment was received during the year, and further $1.0 million milestone payments are due to be received upon the production achievement of 150,000 and 200,000 ounces respectively.
Wahgnion
The Wahgnion mine is currently undergoing an external audit, during which royalty payments to royalty holders have been temporarily paused and the 2025 royalty statements have not yet been provided. The Company received all royalty statements from Wahgnion management for the 2024 financial year and received payment for the first two quarters of 2024, but has not received payment for the second half of 2024. In addition, the Company has not yet received the royalty statements for 2025 and therefore, the Company has not yet received the necessary information to support the recognition of royalty income for 2025. Royalty revenue earned in 2025 will not be recognized until a royalty statement is received.
Cactus
In August 2025, the Company received $1.9 million from Arizona Sonoran Copper Company Inc. following the expected buyback of 0.14% NSR on the Cactus Project Royalty. The Company originally held a 0.68% NSR royalty over the Cactus Project. Following completion of the buyback, the Company retains a 0.54% NSR royalty interest in the project.
Note 8 - Royalty Interests (continued)
Laverton and Jasper Hills
On November 26, 2025, the Company completed the purchase of the Laverton and Jasper Hills royalties for total cash consideration of A$80 million (approximately $52 million). The Jasper Hills royalty comprises a 2% Gross Revenue Royalty (“GRR”) over Brightstar Resources Ltd.'s producing Jasper Hills Project while the Laverton royalty comprises an uncapped 2% GRR over Genesis Minerals Ltd.’s Focus Laverton Project in Western Australia. The Laverton royalty acquisition complements the Company’s existing 2% GRR over a subset of the Focus Laverton Project, resulting in a 4% GRR over this area.
Dugbe
On September 1, 2025, the Company acquired the Dugbe royalty for an initial cash consideration of $16.5 million. The royalty comprises an uncapped 2.0% NSR royalty over the Dugbe Project, which increases to 2.5% under certain production and gold price conditions.
In addition, the agreement provides for a contingent cash consideration of up to $3.5 million, payable upon the earlier occurrence of any of the following events:
•$0.7 million upon the commencement of project construction; and
•$2.8 million upon the commencement of commercial production; or,
•A cumulative 150,000 ounces of royalty-linked gold production at Dugbe
The contingent consideration will be recognized as a liability when these events are met.
Timok
The Company, through its acquisition of EMX, acquired a 0.3625% NSR royalty on interests covering the Brestovac and Jasikovo East-Durlan Potok properties, which are included in the Timok project controlled be Zijin Mining.
Diablillos
The Company, through its acquisition of EMX, acquired a 1% NSR royalty on interests covering the Diablillos project in Argentina. The project is currently being advanced by AbraSilver Resources.
Gediktepe
The Company, through its acquisition of EMX, acquired two royalties at Gediktepe in Türkiye, which include perpetual 2.25% NSR royalties over metals produced from the oxide and sulphide zones.
Leeville
The Company, through its acquisition of EMX, acquired a 1% gross smelter return royalty on portions of West Leeville, Carlin East, Four Corners, Turf and other underground gold mining operations and deposits in the Northern Carlin Trend of Nevada. The Leeville royalty property is included in the Nevada Gold Mines LLC and Barrick-Newmont Nevada joint venture. Royalty income from the Leeville mine incurs a 5% direct gold tax.
Balya
The Company, through its acquisition of EMX, acquired a 4% NSR royalty on the Balya property, that is uncapped and is not subject to a buy back agreement. The Balya royalty property is operated by Esan Eczacibaşi Endüstriyel Hammaddeler San. Ve Tic. A.Ş., a private Turkish company.
Other Royalty Assets
In addition to the notable royalties discussed above, the Company acquired through EMX a series of additional near-term producing, development and early stage royalties.